1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com COREY F. ROSE corey.rose@dechert.com +1 202 261 3314 Direct +1 202 261 3158 Fax

September 26, 2016

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:                           THE HARTFORD MUTUAL FUNDS, INC., FILE NOS. 333-02381/811-07589

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds, Inc. (the “Company”), pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 148 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment contains one prospectus and one Statement of Additional Information relating to Hartford Global Impact Fund, a new series of the Company.

Pursuant to Rule 485(a)(2), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective 75 days after filing. No fees are required in connection with this filing.  Please contact me at (202) 261-3314 or John V. O’Hanlon at (617) 728-7111 with any comments or questions concerning this Amendment.  Thank you in advance for your consideration.

Sincerely,

/s/ Corey F. Rose
Corey F. Rose

cc: Alice A. Pellegrino
John V. O’Hanlon